Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2015	Jul. 11, 2014 shares	Jun. 30, 2014 USD ($)
Vessels [Line Items]
Date of Incorporation	Dec. 13, 2006
Shares to acquire business		54,104,200
Daily Management Fee | $			$ 750
Oceanbulk
Vessels [Line Items]
Shares to acquire business		48,395,766
Oceanbulk | Vessels in operations
Vessels [Line Items]
Number of vessels acquired		12
Oceanbulk | Vessels under construction
Vessels [Line Items]
Number of contracts for Newbuildings acquired		25
Heron Ventures Ltd
Vessels [Line Items]
Shares to acquire vessels		2,115,706
Heron Ventures Ltd | Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired		2
Pappas Companies
Vessels [Line Items]
Shares to acquire business		3,592,728
Pappas Companies | Vessels in operations
Vessels [Line Items]
Number of vessels acquired		1
Pappas Companies | Vessels under construction
Vessels [Line Items]
Number of contracts for Newbuildings acquired		1
Pro forma adjustments
Vessels [Line Items]
Acquisition related costs | $			2,363,000
Interest expense | $			$ 1,816,000